United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2011

Date of Reporting Period: Quarter ended 07/31/2011

Item 1. Schedule of Investments

Federated Capital Appreciation Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 97.2%
		Consumer Discretionary – 12.2%
122,000		Abercrombie & Fitch Co., Class A	8,920,640
410,315		Comcast Corp., Class A	9,855,766
194,500	[1]	DIRECTV Group, Inc., Class A	9,857,260
448,218	[1]	Discovery Communications, Inc.	17,839,076
642,200		Expedia, Inc.	20,351,318
290,300	[1]	Las Vegas Sands Corp.	13,696,354
327,500	[1]	Lear Corp.	16,047,500
651,200		Mattel, Inc.	17,360,992
172,172		McDonald's Corp.	14,889,435
363,100		Nordstrom, Inc.	18,213,096
		TOTAL	147,031,437
		Consumer Staples – 10.0%
86,000		Bunge Ltd.	5,917,660
521,000		CVS Caremark Corp.	18,938,350
796,800		ConAgra Foods, Inc.	20,406,048
322,800		General Mills, Inc.	12,056,580
475,775		Nestle S.A.	30,266,038
482,200		Sara Lee Corp.	9,214,842
343,444		The Coca-Cola Co.	23,357,626
		TOTAL	120,157,144
		Energy – 14.0%
150,000		Anadarko Petroleum Corp.	12,384,000
777,200		Arch Coal, Inc.	19,896,320
271,600		Baker Hughes, Inc.	21,016,408
344,493		Chevron Corp.	35,834,162
372,828		ConocoPhillips	26,839,888
111,700	[1]	Dresser-Rand Group, Inc.	5,967,014
283,303		Exxon Mobil Corp.	22,604,746
289,600		National-Oilwell, Inc.	23,333,072
		TOTAL	167,875,610
		Financials – 11.4%
70,400		BlackRock, Inc.	12,563,584
329,400		Capital One Financial Corp.	15,745,320
668,355		J.P. Morgan Chase & Co.	27,034,960
322,000		Lincoln National Corp.	8,533,000
409,100		Marsh & McLennan Cos., Inc.	12,064,359
434,570		MetLife, Inc.	17,908,630
165,400		PNC Financial Services Group	8,979,566
106,900		Simon Property Group, Inc.	12,882,519
365,100		SunTrust Banks, Inc.	8,941,299
461,874		Wells Fargo & Co.	12,904,759
		TOTAL	137,557,996
		Health Care – 11.6%
215,100		Allergan, Inc.	17,489,781
167,162		Amgen, Inc.	9,143,761
328,100		Cardinal Health, Inc.	14,357,656
176,600	[1]	Celgene Corp.	10,472,380
1

Shares			Value
96,100	[1]	DaVita, Inc.	8,028,194
262,400	[1]	Express Scripts, Inc., Class A	14,237,824
211,000		Humana, Inc.	15,736,380
247,030		Johnson & Johnson	16,005,074
384,970	[1]	Mylan Laboratories, Inc.	8,769,617
77,200	[1]	Pharmasset, Inc.	9,370,536
329,800		UnitedHealth Group, Inc.	16,367,974
		TOTAL	139,979,177
		Industrials – 9.3%
171,200		Fluor Corp.	10,876,336
1,633,519		General Electric Co.	29,256,325
237,207		Honeywell International, Inc.	12,595,692
153,400		Parker-Hannifin Corp.	12,121,668
270,200		Raytheon Co.	12,086,046
163,120		Union Pacific Corp.	16,716,538
216,010		United Technologies Corp.	17,894,268
		TOTAL	111,546,873
		Information Technology – 17.4%
221,613		Accenture PLC	13,106,193
107,000	[1]	Apple, Inc.	41,781,360
234,700	[1]	BMC Software, Inc.	10,143,734
80,600	[1]	Baidu.com, Inc., ADR	12,659,842
161,000		Broadcom Corp.	5,968,270
719,260	[1]	EMC Corp.	18,758,301
151,700		KLA-Tencor Corp.	6,040,694
250,200	[1]	MICROS Systems Corp.	12,252,294
364,700	[1]	Marvell Technology Group Ltd.	5,404,854
1,105,231		Microsoft Corp.	30,283,329
831,082		Oracle Corp.	25,414,487
126,200		Qualcomm, Inc.	6,913,236
89,600	[1]	SINA.com	9,684,864
608,183	[1]	Symantec Corp.	11,591,968
		TOTAL	210,003,426
		Materials – 5.6%
182,300		Agrium, Inc.	15,929,374
123,300		CF Industries Holdings, Inc.	19,150,956
241,000		Freeport-McMoran Copper & Gold, Inc.	12,763,360
180,598	[1]	Mosaic Co./The	12,771,891
119,300		Newmont Mining Corp.	6,634,273
		TOTAL	67,249,854
		Telecommunication Services – 2.5%
335,041		AT&T, Inc.	9,803,299
574,234		Verizon Communications, Inc.	20,264,718
		TOTAL	30,068,017
		Utilities – 3.2%
867,100		CMS Energy Corp.	16,596,294
292,800		FirstEnergy Corp.	13,073,520
296,300		Wisconsin Energy Corp.	9,081,595
		TOTAL	38,751,409
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,082,739,808)	1,170,220,943
2

Shares			Value
		MUTUAL FUND – 0.9%
10,725,843	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	10,725,843
		TOTAL INVESTMENTS — 98.1% (IDENTIFIED COST $1,093,465,651)[4]	1,180,946,786
		OTHER ASSETS AND LIABILITIES - NET — 1.9%[5]	23,343,738
		TOTAL NET ASSETS — 100%	$1,204,290,524
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At July 31, 2011, the cost of investments for federal tax purposes was $1,093,465,651. The net unrealized appreciation of investments for federal tax purposes was $87,481,135. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $121,920,881 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,439,746.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
3

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,096,275,971	$ —	$ —	$1,096,275,971
International	43,678,934	30,266,038	—	73,944,972
Mutual Fund	10,725,843	—	—	10,725,843
TOTAL SECURITIES	$1,150,680,748	$30,266,038	$ —	$1,180,946,786

The following acronym is used throughout this portfolio:

ADR — American Depositary Receipt

4

Federated Kaufmann Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 93.3%
		Consumer Discretionary – 11.6%
130,500		Abercrombie & Fitch Co., Class A	9,542,160
1,363,857		Bharat Forge Ltd.	10,072,003
4,294,675		Cia Hering	92,049,519
1,200,000	[1]	Ctrip.com International Ltd., ADR	55,320,000
22,230,000	[2]	Genting Singapore PLC	34,970,628
1,000,000	[2,3,4]	Hydrogen Corp.	12,000
13,150,000	[2]	L'Occitane International SA	36,143,388
1,179,200	[2]	Las Vegas Sands Corp.	55,634,656
1,995,084	[2]	Magazine Luiza SA	17,752,948
1,935,424	[1]	National CineMedia, Inc.	28,508,795
848,755	[2]	Penn National Gaming, Inc.	35,588,297
20,000,000	[2]	Prada Holding SpA	121,251,002
4,517,262	[5]	Restoque Comercio e Confeccoes de Roupas SA	61,138,943
40,689,007	[2]	Samsonite International SA	87,394,897
6,106,309	[2]	Sands China Ltd.	18,449,663
365,932	[2]	Shutterfly, Inc.	19,906,701
595,000	[1,2]	Vera Bradley, Inc.	21,580,650
225,081		Wynn Resorts Ltd.	34,590,448
1,761,497	[2]	Yoox SpA	29,896,439
		TOTAL	769,803,137
		Consumer Staples – 1.4%
925,000	[2]	Darling International, Inc.	15,614,000
1,984,299	[2]	Hypermarcas SA	15,251,535
871,442		Philip Morris International, Inc.	62,020,527
398,820	[2]	United Breweries Co., Inc.	4,549,374
		TOTAL	97,435,436
		Energy – 4.3%
440,000		Apache Corp.	54,436,800
1,000,000		Canadian Natural Resources Ltd.	40,290,000
295,000	[2]	Concho Resources, Inc.	27,606,100
500,000	[2]	Dresser-Rand Group, Inc.	26,710,000
350,000		EOG Resources, Inc.	35,700,000
74,800		National-Oilwell, Inc.	6,026,636
509,600	[1]	Pioneer Natural Resources, Inc.	47,387,704
1,025,000		Suncor Energy, Inc.	39,175,500
200,000		Sunoco, Inc.	8,130,000
		TOTAL	285,462,740
		Financials – 15.6%
1,000,000		American Express Co.	50,040,000
930,690	[2]	BR Malls Participacoes	10,838,096
388,900		BlackRock, Inc.	69,403,094
3,132,857		Brasil Brokers Participacoes	14,342,641
2,000,000	[2]	CB Richard Ellis Services, Inc.	43,600,000
21,463,023	[2,5]	CETIP SA	366,747,338
1	[2,3,6]	FA Private Equity Fund IV LP	820,981

Shares or Principal Amount			Value
7,878,000	[2]	Fibra Uno Administracion SA	14,766,258
6,000,000		Housing Development Finance Corp. Ltd.	93,724,612
1	[2,3,6]	Infrastructure Fund	6,581
2,000,000		Invesco Ltd.	44,360,000
2,050,000		J.P. Morgan Chase & Co.	82,922,500
1,713,174		LPS Brasil Cons De Imoveis	37,569,750
20,437	[2]	LPS Brasil Cons De Imoveis, Rights	0
1,428,238		Multiplan Empreendimentos Imobiliarios SA	30,851,450
23,142,407		PT Bank Central Asia	22,519,486
1	[3,6]	Peachtree Leadscope LLC, Class A and B	0
1	[2,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
3,641,500		Power Finance Corp.	15,178,247
1	[3,6]	Rocket Ventures II	0
1	[3,6]	Vennworks	0
2,461,635		Wells Fargo & Co.	68,778,082
1,635,000		Willis Group Holdings PLC	66,936,900
		TOTAL	1,036,656,016
		Health Care – 18.4%
6,000,000	[2,5]	Alkermes, Inc.	103,440,000
495,000		Allergan, Inc.	40,248,450
1,487,712	[2]	Allscripts Healthcare Solutions, Inc.	27,001,973
1,000,000	[2]	Amarin Corporation PLC., ADR	13,540,000
2,895,032	[2]	Amil Participacoes SA	33,041,278
1,730,000	[2]	Anadys Pharmaceuticals, Inc.	1,678,100
1	[3,6]	Apollo Investment Fund V	3,951,485
2	[2,6]	Ardais Corp.	0
1,313,500		Aurobindo Pharma Ltd.	5,084,716
2,075,000	[2]	Biocon Ltd.	17,070,570
31,189,620	[2]	CFR Pharmaceuticals SA	7,805,927
351,900	[2]	CFR Pharmaceuticals SA, ADR	8,790,462
185,980	[2]	Chindex International, Inc.	2,125,751
1,339,286	[2,3,5]	Conceptus, Inc.	15,254,468
386,174	[2,3,4,5]	Conceptus, Inc.	4,398,522
2,278,165	[2]	Corcept Therapeutics, Inc.	8,155,831
1,375,000	[1,2]	Corcept Therapeutics, Inc.	4,922,500
500,000	[2,3,6]	Cortek, Inc.	0
4,250,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	144,372,500
1	[3,6]	Denovo Ventures I LP	1,616,405
4,251,065	[2,5]	Dexcom, Inc.	60,280,102
1,946,734		Dishman Pharmaceuticals & Chemicals Ltd.	3,968,456
15,200,000	[2,5]	Dyax Corp.	24,928,000
3,000,000	[1,2,5]	ExamWorks Group Inc.	65,640,000
1,800,000	[2]	Express Scripts, Inc., Class A	97,668,000
2,405,000		HCA, Inc.	64,165,400
2,239,100	[1,2]	Insulet Corp.	44,020,706
1	[3,6]	Latin Healthcare Fund	921,813
266,747	[2]	LifeWatch AG	1,216,631
1,600,000	[2]	Mylan Laboratories, Inc.	36,448,000
3,000,000	[2]	Nektar Therapeutics	19,320,000

Shares or Principal Amount			Value
1	[3,6]	Peachtree Velquest	247,191
5,246,193	[2,5]	Progenics Pharmaceuticals, Inc.	28,644,214
5,400,000	[1,2,5]	Protalix Biotherapeutics, Inc.	34,776,000
156,855	[1,2]	Regeneron Pharmaceuticals, Inc.	8,322,726
2,998,043	[2,5]	Repligen Corp.	10,583,092
3,075,000	[1,2]	Seattle Genetics, Inc.	52,367,250
7,300,050		Shandong Weigao Group Medical Polymer Co., Ltd.	9,976,088
274	[2,6]	Soteira, Inc.	0
358,728	[2]	Threshold Pharmaceuticals, Inc.	591,901
7,048,500	[1,2,5]	Vical, Inc.	33,903,285
1,000,000	[1,2]	Vivus, Inc.	8,210,000
6,000,000	[2]	Warner Chilcott PLC	126,120,000
712,300	[2]	Watson Pharmaceuticals, Inc.	47,816,699
		TOTAL	1,222,634,492
		Industrials – 18.0%
435,000		3M Co.	37,905,900
497,352		Aggreko PLC	15,692,974
200,000	[2]	Atlas Air Worldwide Holdings, Inc.	10,478,000
283,400	[1]	C.H. Robinson Worldwide, Inc.	20,492,654
1,000,000		CLARCOR, Inc.	44,060,000
1,455,000		CSX Corp.	35,749,350
343,000		Caterpillar, Inc.	33,884,970
1,519,442	[1,2]	China Ming Yang Wind Power Group Ltd., ADR	7,901,098
622,117	[2]	CoStar Group, Inc.	36,555,595
833,000		Cummins, Inc.	87,365,040
2,050,000	[1]	Danaher Corp.	100,675,500
785,000		Dover Corp.	47,468,950
2,300,000		Expeditors International Washington, Inc.	109,756,000
1,100,000		FedEx Corp.	95,568,000
320,800	[2]	IHS, Inc., Class A	23,639,752
580,000	[2]	Kansas City Southern Industries, Inc.	34,423,000
250,000		Landstar System, Inc.	11,212,500
642,000		Localiza Rent A Car SA	10,407,119
400,000		MSC Industrial Direct Co.	24,712,000
4,704,116		Max India Ltd.	19,385,428
200,000		Norfolk Southern Corp.	15,140,000
1,600,000	[2]	Owens Corning, Inc.	56,928,000
531,004	[1]	Precision Castparts Corp.	85,693,426
600,000	[2]	Progressive Waste Solutions Ltd.	13,518,000
600,000	[2]	Teledyne Technologies, Inc.	32,538,000
588,000		Union Pacific Corp.	60,258,240
625,000		United Technologies Corp.	51,775,000
1,772,120	[2]	Verisk Analytics, Inc.	59,011,596
975,380	[2]	Wesco Aircraft Holdings, Inc.	14,611,192
		TOTAL	1,196,807,284
		Information Technology – 17.0%
501,196	[1,2]	21Vianet Group, Inc., ADR	6,590,727
4,312,000	[2]	Amadeus IT Holding SA	86,639,549
265,180	[2]	Apple, Inc.	103,547,486

Shares or Principal Amount			Value
637,900	[1,2]	Asiainfo Holdings, Inc.	9,747,112
1,575,000	[2]	Avago Technologies Ltd.	52,967,250
225,830	[2]	BMC Software, Inc.	9,760,373
662,100	[1,2]	Blackboard, Inc.	28,841,076
2,506,279	[1,2,5]	Camelot Information Systems, Inc., ADR	29,448,778
600,000	[2]	Check Point Software Technologies Ltd.	34,590,000
600,000	[2]	Citrix Systems, Inc.	43,224,000
2,950,000	[2]	Comverse Technology, Inc.	22,125,000
1,500,000	[1,2]	EMC Corp.	39,120,000
1,059,322	[3,6]	Expand Networks Ltd.	0
885,000	[2]	Freescale Semiconductor Holdings I Ltd.	14,452,050
141,600	[2]	Google, Inc.	85,482,504
815,000	[1,2]	hiSoft Technology International Ltd., ADR	11,304,050
1,800,000	[2]	Intralinks Holdings, Inc.	27,504,000
580,000	[2]	LivePerson, Inc.	7,139,800
770,000	[2]	Magnachip Semiconductor Corp.	8,169,700
487,832	[2,3,4]	Mail.RU Group Ltd., Series 144A, GDR	17,425,359
1,371,200	[1]	Microchip Technology, Inc.	46,278,000
3,806,875	[2]	Microsemi Corp.	75,566,469
2,000,000	[2]	NCR Corp.	39,900,000
2,040,000	[2]	NIC, Inc.	26,050,800
3,244,176	[2]	NXP Semiconductors NV	64,169,801
670,000	[1,2]	NetApp, Inc.	31,838,400
5,900,000	[2]	ON Semiconductor Corp.	51,271,000
1	[3,6]	Peachtree Open Networks	0
675,000		Qualcomm, Inc.	36,976,500
615,000	[2]	RADWARE Ltd.	20,387,250
849,173	[2]	RDA Microelectronics, Inc., ADR	7,701,999
130,693	[2]	RealPage, Inc.	3,143,167
600,000	[1,2]	Rubicon Technology, Inc.	8,832,000
3,751,199	[3,6]	Sensable Technologies, Inc.	0
2,964,645	[2,5]	TNS, Inc.	50,102,501
179,813		Totvs SA	3,222,106
649,970	[1,2]	VanceInfo Technologies, Inc., ADR	13,148,893
400,000	[1,2]	VistaPrint Ltd.	10,680,000
148,032	[2]	Yandex NV	5,176,679
		TOTAL	1,132,524,379
		Materials – 5.5%
195,850		BASF SE	17,779,512
200,000		Celanese Corp.	11,026,000
587,534		Eastman Chemical Co.	56,749,909
3,511,300	[2]	Greatview Aseptic Packaging Company Ltd.	1,847,071
34,631,057	[1]	Huabao International Holdings Ltd.	29,334,233
81,350,298		Lee & Man Paper Manufacturing Ltd.	40,802,491
46,781,387	[2]	Mongolian Mining Corp.	57,585,233
141,500	[2]	Mosaic Co./The	10,006,880
510,000		Praxair, Inc.	52,856,400
1,770,000	[1,2]	STR Holdings, Inc.	24,355,200

Shares or Principal Amount			Value
1,000,000	[1]	Sociedad Quimica Y Minera de Chile, ADR	64,320,000
		TOTAL	366,662,929
		Telecommunication Services – 0.8%
2,654,130	[2]	TW Telecom, Inc.	52,419,068
		Utilities – 0.7%
667,066		ITC Holdings Corp.	46,868,057
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,610,241,925)	6,207,273,538
		WARRANTS – 0.1%
		Consumer Discretionary – 0.0%
870,000	[2,6]	Hydrogen Corp., 10/23/2013	0
250,000	[2,6]	Hydrogen Corp., 5/5/2011	0
200,000	[2,6]	Hydrogen Corp., 8/22/2013	0
		TOTAL	0
		Health Care – 0.1%
1,500,000	[2]	Advancis Pharmaceutical Corp., 4/12/2012	0
382,897	[2]	Alexza Pharmaceuticals, Inc., 10/5/2012	395,839
157,125	[2]	Clinical Data, Inc., 5/25/2012	0
797,358	[2]	Corcept Therapeutics, Inc., 4/21/2013	1,536,110
242,091	[2]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	13,395
857,143	[2]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	182,424
2,750,000	[2]	Dynavax Technologies Corp., 4/16/2015	4,604,875
1,042,038	[2]	Favrille, Inc., 11/7/2012	0
27,781	[2]	IntelliPharmaCeutics International, Inc., 11/14/2011	0
222,650	[2]	Pharmacopeia, Inc., 4/19/2012	0
1,713,798	[2]	Threshold Pharmaceuticals, Inc., 10/5/2014	1,398,631
		TOTAL	8,131,274
		TOTAL WARRANTS (IDENTIFIED COST $1,158,382)	8,131,274
		Preferred Stocks – 0.4%
		Energy – 0.4%
3,476,415	[2,3,4]	Credit Lyonnaise, PERCS, Series 144A	30,546,911
		Health Care – 0.0%
1,694,915	[2,3,6]	Ardais Corp., Conv. Pfd.	0
790,960	[2,3,6]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[2,3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[2,3,6]	Cortex, Inc., Pfd., Series D	0
958,744	[6]	Soteira, Inc., Pfd.	0
		TOTAL	0
		Information Technology – 0.0%
679,348	[2,3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $45,298,894)	30,546,911
		Corporate Bonds – 0.5%
		Consumer Discretionary – 0.0%
722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2011	0
		Health Care – 0.5%
14,630,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	14,947,032
12,670,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	15,257,214
		TOTAL	30,204,246

Shares or Principal Amount			Value
		Information Technology – 0.0%
$24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	1,984,160
		TOTAL CORPORATE BONDS (IDENTIFIED COST $50,777,526)	32,188,406
		MUTUAL FUND – 9.8%
650,231,656	[5,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSEST VALUE)	650,231,656
		TOTAL INVESTMENTS — 104.1% (IDENTIFIED COST $5,357,708,383)[9]	6,928,371,785
		OTHER ASSETS AND LIABILITIES - NET — (4.1)%[10]	(274,096,789)
		TOTAL NET ASSETS — 100%	$6,654,274,996

At July 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/2/2011	2,340,537 Brazilian Real	$1,505,749	$3,447
Contracts Sold:
8/2/2011	24,874,393 Brazilian Real	$16,002,569	$(36,631)
8/1/2011	49,104,473 Hong Kong Dollar	$6,299,564	$(930)
8/1/2011	1,071,965 Pound Sterling	$1,751,376	$(8,202)
8/2/2011	1,931,445 Pound Sterling	$3,179,545	$9,172
8/2/2011	20,016 Swiss Franc	$24,951	$(480)
8/3/2011	44,433 Swiss Franc	$56,430	$(25)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(33,649)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$398,786,740	$428,557,732
2	Non-income producing security.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $80,435,876, which represented 1.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $54,366,952 which represented 0.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$0	$3,951,485
Ardais Corp.	3/2/2001 – 3/8/2001	$9,999,999	$0
Ardais Corp.	12/18/2002	$4,666,664	$0
Conceptus, Inc.	4/10/2001	$5,000,000	$8,135,718
Conceptus, Inc.	8/11/2005	$4,500,000	$7,118,750
Cortek, Inc.	2/29/2000	$0	$0
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	$0	$0
Cortex, Inc., Pfd., Series D	6/18/2001	$0	$0
Denovo Ventures I LP	3/9/2000	$2,888,396	$1,616,405
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$439,044	$820,981
Infrastructure Fund	8/11/2000	$410,088	$6,581
Latin Healthcare Fund	11/28/2000	$0	$921,813
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Peachtree Leadscope LLC, Class A and B	6/30/2000	$712,054	$0
Peachtree Leadscope LLC, Class C	4/30/2002	$3,000,000	$3,250,000
Peachtree Open Networks	10/5/2000	$829,599	$0
Peachtree Velquest	9/14/2000	$494,382	$247,191
Rocket Ventures II	7/20/1999	$10,015,342	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
Vennworks	1/6/2000	$5,000,000	$0
5	Affiliated holdings.

Transactions involving affiliated companies during the period ended July 31, 2011, were as follows:

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2011	Value	Dividend Income
Alkermes, Inc.	9,722,273	—	3,722,273	6,000,000	$103,440,000	$ —
*Auxilium Pharmaceutical, Inc.	3,093,592	—	3,093,592	—	—	—
*Brasil Brokers Participacoes	9,858,127	—	6,725,270	3,132,857	14,342,641	514,048
Camelot Information Systems, Inc., ADR	2,350,000	781,279	625,000	2,506,279	29,448,778	—
*Cbeyond Communications, Inc.	1,771,638	—	1,771,638	—	—	—
CETIP SA	22,772,799	2,002,201	3,311,977	21,463,023	366,747,338	2,392,688
*Conceptus, Inc.	3,634,700	—	3,634,700	—	—	—
Conceptus, Inc.	1,339,286	—	—	1,339,286	15,254,468	—
Conceptus, Inc.	600,000	—	213,826	386,174	4,398,522	—
Cubist Pharmaceuticals, Inc.	7,008,000	—	2,758,000	4,250,000	144,372,500	—
Dexcom, Inc.	5,042,865	—	791,800	4,251,065	60,280,102	—
Dyax Corp.	12,850,000	2,350,000	—	15,200,000	24,928,000	—
*Endologix, Inc.	8,753,606	—	8,753,606	—	—	—
ExamWorks Group, Inc.	2,227,383	772,617	—	3,000,000	65,640,000	—
*Insulet Corp.	2,672,070	144,100	577,070	2,239,100	44,020,706	—
*Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	27,670,000	—	15,000,000	12,670,000	15,257,214	1,043,780
Progenics Pharmaceuticals, Inc.	5,246,193	—	—	5,246,193	28,644,214	—
Protalix Biotherapeutics, Inc.	3,000,000	2,400,000	—	5,400,000	34,776,000	—
Repligen Corp.	2,998,043	—	—	2,998,043	10,583,092	—
Restoque Comercio e Confeccoes de Roupas SA	11,570,138	—	7,052,876	4,517,262	61,138,943	2,085,571
TNS, Inc.	2,964,645	—	—	2,964,645	50,102,501	—
Vical, Inc.	9,330,475	—	2,281,975	7,048,500	33,903,285	—
TOTAL OF AFFILIATED COMPANIES	156,475,833	8,450,197	60,313,603	104,612,427	$1,107,278,304	$6,036,087

*	At July 31, 2011, the Fund no longer had ownership of at least 5% of the voting shares.

Transactions involving affiliated holdings during the period ended July 31, 2011, were as follows:

Affiliate	Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2010	119,963,791
Purchases/Additions	2,017,401,296
Sales/Reductions	1,487,133,431
Balance of Shares Held 7/31/2011	650,231,656
Value	650,231,656
Dividend Income	$88,737
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At July 31, 2011, the cost of investments for federal tax purposes was $5,357,708,383. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,570,663,402. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,851,152,161 and net unrealized depreciation from investments for those securities having an excess of cost over value of $280,488,759.
10	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,931,826,894	$ —	$10,814,456	$3,942,641,350
International	1,675,320,039	589,312,149[1]	—	2,264,632,188
Preferred Stocks
International	—	30,546,911	—	30,546,911
Debt Securities:
Corporate Bonds	—	32,188,406	—	32,188,406
Warrants	—	8,131,274	—	8,131,274
Mutual Fund	650,231,656	—	—	650,231,656
TOTAL SECURITIES	$6,257,378,589	$660,178,740	$10,814,456	$6,928,371,785
OTHER FINANCIAL INSTRUMENTS[2]	$(33,649)	$ —	$ —	$(33,649)
1	Includes $40,574,712 of a security transferred from Level 1 to Level 2 because fair value factors were applied to the equity security traded principally in a foreign market to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities	Investments in Preferred Stock — Domestic Securities
Balance as of November 1, 2010	$11,113,453	$493,814	$616,987
Realized gain (loss)	—	318,661	—
Change in unrealized appreciation (depreciation)	(350,149)	(493,814)	(616,987)
Purchases	130,000	—	—
(Sales)	(78,848)	(318,661)	—
Balance as of July 31, 2011	$10,814,456	$ —	$ 0
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2011.	$(350,149)	$ —	$(616,987)

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

Federated Kaufmann Large Cap Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 88.0%
		Consumer Discretionary – 17.8%
234,574	[1]	Central European Media Enterprises Ltd., Class A	4,485,055
2,014,900	[1]	Genting Singapore PLC	3,169,695
119,700	[1]	Kohl's Corp.	6,548,787
186,750	[1]	Las Vegas Sands Corp.	8,810,865
266,000		Lowe's Cos., Inc.	5,740,280
107,000	[1]	O'Reilly Automotive, Inc.	6,366,500
1,878,000	[1]	Prada Holding SpA	11,385,469
163,970		Starbucks Corp.	6,573,557
540,000	[1]	Sun Art Retail Group, Ltd.	694,248
39,600		Wynn Resorts Ltd.	6,085,728
		TOTAL	59,860,184
		Consumer Staples – 0.9%
51,900		Anheuser-Busch InBev NV	2,991,272
		Energy – 3.7%
80,400		Canadian Natural Resources Ltd.	3,239,316
48,200	[1]	Coal India Ltd.	422,574
57,100		Pioneer Natural Resources, Inc.	5,309,729
40,400		Schlumberger Ltd.	3,650,948
		TOTAL	12,622,567
		Financials – 15.5%
163,300		American Express Co.	8,171,532
38,700		BlackRock, Inc.	6,906,402
374,373	[1]	CETIP SA	6,397,063
49,100		Goldman Sachs Group, Inc.	6,627,027
245,800		Housing Development Finance Corp. Ltd.	3,839,585
269,900		Invesco Ltd.	5,986,382
181,000		J.P. Morgan Chase & Co.	7,321,450
250,400		Wells Fargo & Co.	6,996,176
		TOTAL	52,245,617
		Health Care – 7.6%
300,000		Bristol-Myers Squibb Co.	8,598,000
77,106	[1]	Express Scripts, Inc., Class A	4,183,772
293,100	[1]	Mylan Laboratories, Inc.	6,676,818
285,300	[1]	Warner Chilcott PLC	5,997,006
		TOTAL	25,455,596
		Industrials – 11.1%
93,900		C.H. Robinson Worldwide, Inc.	6,789,909
92,900		Cummins, Inc.	9,743,352
129,762		Expeditors International Washington, Inc.	6,192,243
69,663		FedEx Corp.	6,052,321
34,200		Precision Castparts Corp.	5,519,196
159,300	[1]	United Continental Holdings, Inc.	2,886,516
		TOTAL	37,183,537
		Information Technology – 24.0%
250,000	[1]	Amadeus IT Holding SA	5,023,165
27,425	[1]	Apple, Inc.	10,708,914
83,000	[1]	Citrix Systems, Inc.	5,979,320
1

Shares			Value
241,200	[1]	EMC Corp.	6,290,496
14,850	[1]	Google, Inc.	8,964,796
194,200		Intel Corp.	4,336,486
109,529	[1,2,3]	Mail.RU Group Ltd., Series 144A, GDR	3,912,376
4,450		Mastercard, Inc.	1,349,462
273,250		Microsoft Corp.	7,487,050
285,100	[1]	NXP Semiconductors NV	5,639,278
200,000		Oracle Corp.	6,116,000
146,700		Qualcomm, Inc.	8,036,226
10,000		Visa, Inc., Class A	855,400
176,583	[1]	Yandex NV	6,175,107
		TOTAL	80,874,076
		Materials – 7.4%
67,100		BASF SE	6,091,423
119,100		Barrick Gold Corp.	5,665,587
5,600,000	[1]	Mongolian Mining Corp.	6,893,282
99,370		Syngenta AG, ADR	6,320,926
		TOTAL	24,971,218
		TOTAL COMMON STOCKS (IDENTIFIED COST $259,291,600)	296,204,067
		PREFERRED STOCK – 0.6%
		Energy – 0.6%
227,588	[1,2,3]	Credit Lyonnaise, PERCS, Series 144A (IDENTIFIED COST $1,443,113)	1,999,793
		MUTUAL FUND – 10.4%
34,861,353	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	34,861,353
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $295,596,066)[6]	333,065,213
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[7]	3,300,222
		TOTAL NET ASSETS — 100%	$336,365,435
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $5,912,169, which represented 1.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $5,912,169, which represented 1.8% of total net assets.
4	Affiliated holding.
5	7-Day net yield.
6	At July 31, 2011, the cost of investments for federal tax purposes was $295,596,066. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $37,469,147. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,474,811 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,005,664.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

2

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

3

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$198,224,311	$ —	$ —	$198,224,311
International	65,636,385	32,343,371[1]	—	97,979,756
Preferred Stock
International	—	1,999,793	—	1,999,793
Mutual Fund	34,861,353	—	—	34,861,353
TOTAL SECURITIES	$298,722,049	$34,343,164	$ —	$333,065,213
1	Includes $3,663,625 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

4

Federated Kaufmann Small Cap Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 100.6%
		Consumer Discretionary – 23.1%
90,706	[1]	ASOS PLC	3,364,166
431,835	[1]	Ambow Education Holding Ltd., ADR	2,720,561
1,040,700	[1]	Arezzo Industria e Comercio SA	14,904,051
1,105,009	[1,2]	Central European Media Enterprises Ltd., Class A	21,127,772
579,700	[1,2]	China Education Alliance, Inc.	602,888
164,425	[1,2]	China Xiniya Fashion Ltd., ADR	508,073
30,300	[1]	Chipotle Mexican Grill, Inc.	9,834,774
353,484		Cia Hering	7,576,367
78,700	[1,2]	Country Style Cooking Restaurant Chain Co., Ltd, ADR	998,703
190,707	[2]	Ctrip.com International Ltd., ADR	8,791,593
362,124	[1,2]	Dick's Sporting Goods, Inc.	13,398,588
105,564	[1]	Dunkin' Brands Group, Inc.	3,053,967
435,566	[1]	Gordmans Stores, Inc.	7,809,698
450,000	[1,2]	hhgregg, Inc.	5,548,500
2,481,053	[1]	International Meal Co. Holdings SA	24,636,951
242,400	[1]	LJ International, Inc.	746,592
378,400	[1,2]	Lululemon Athletica, Inc.	22,908,336
665,800	[1]	Magazine Luiza SA	5,924,519
703,327	[1,2]	Mecox Lane Ltd., ADR	1,990,415
612,700	[1,2]	Melco PBL Entertainment (Macau) Ltd., ADR	9,270,151
15,861,714	[1]	NagaCorp Limited	3,881,855
290,167		National CineMedia, Inc.	4,274,160
415,000	[1,2]	Orient-Express Hotel Ltd.	4,104,350
156,483	[1]	Penn National Gaming, Inc.	6,561,332
1,273,124	[1]	Salvatore Ferragamo Italia SpA	24,238,900
4,439,244	[1]	Samsonite International SA	9,534,941
74,478	[1]	Shutterfly, Inc.	4,051,603
64,350	[1,2]	SodaStream International Ltd.	4,720,073
320,800	[1]	Summit Hotel Properties, Inc.	3,618,624
30,116	[1]	Teavana Holdings, Inc.	849,271
103,100	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	6,498,393
485,000	[1,2,3]	Universal Travel Group	960,300
302,500	[1]	Valuevision Media, Inc., Class A	2,265,725
125,300	[1]	Vera Bradley, Inc.	4,544,631
182,174	[1]	Vitamin Shoppe Industries, Inc.	7,935,499
908,200	[1]	Yoox SpA	15,414,131
		TOTAL	269,170,453
		Consumer Staples – 0.4%
164,500	[1]	Darling International, Inc.	2,776,760
2,129,273	[1,3]	Triveni Engineering & Industries Ltd.	2,527,759
		TOTAL	5,304,519
		Energy – 1.5%
60,252	[1]	C&J Energy Services, Inc.	1,837,686
289,800	[1,2]	L&L Energy, Inc.	1,437,408
1,931,540	[1]	Syntroleum Corp.	2,588,263
193,200		Vermilion Energy, Inc.	9,687,804
1

Shares			Value
100,000	[1]	Western Refining, Inc.	2,043,000
		TOTAL	17,594,161
		Financials – 8.0%
101,500	[1]	Affiliated Managers Group	10,589,495
258,000	[1,2]	BankUnited, Inc.	6,426,780
1,414,362		Brasil Brokers Participacoes	6,475,140
6,016	[1]	CETIP SA	102,798
462,963	[1,2]	China Housing & Land Development, Inc.	550,926
25,493	[1,4,5]	China Housing & Land Development, Inc.	30,337
1,436,500	[1]	Fibra Uno Administracion SA	2,692,527
65,100	[2]	Greenhill & Co., Inc.	2,867,004
138,271		LPS Brasil Cons De Imoveis	3,032,270
1,415		LPS Brasil Cons De Imoveis, Rights	0
9,354,200	[1]	Manappuram Finance Ltd.	11,691,525
230,189	[1]	Netspend Holdings, Inc.	1,816,191
93,000		New York Community Bancorp, Inc.	1,258,290
4,251,000	[1]	Popular, Inc.	10,202,400
714,000		Power Finance Corp.	2,976,045
179,000	[1]	RHJ International	1,200,765
742,174		Rural Electrification Corp. Ltd.	3,509,221
207,630	[1]	STAG Industrial, Inc.	2,551,773
863,000	[1]	Walker & Dunlop, Inc.	11,158,590
253,588		Willis Group Holdings PLC	10,381,893
2,077,200	[1]	Xinyuan Real Estate Co. Ltd, ADR	4,029,768
		TOTAL	93,543,738
		Health Care – 24.4%
235,700	[1]	3SBio, Inc., ADR	3,794,770
253,000	[1,3,4,5]	Adaltis, Inc.	0
59,000	[1,3,4,5]	Adaltis, Inc.	0
641,543	[1,3,5]	Adaltis, Inc.	0
285,000	[1]	Alkermes, Inc.	4,913,400
330,038	[1]	Allscripts Healthcare Solutions, Inc.	5,990,190
765,200	[1]	Amarin Corporation PLC., ADR	10,360,808
31,224	[1]	Amil Participacoes SA	356,362
1,195,600	[1]	Anadys Pharmaceuticals, Inc.	1,159,732
199,896	[1]	Ardea Biosciences, Inc.	4,677,566
723,600		Aurobindo Pharma Ltd.	2,801,143
303,900	[1]	Auxilium Pharmaceutical, Inc.	5,695,086
654,100	[1]	Biocon Ltd.	5,381,138
5,546,400	[1]	CFR Pharmaceuticals SA	1,388,115
62,580	[1]	CFR Pharmaceuticals SA, ADR	1,563,248
2,050,100	[1,6]	Catalyst Pharmaceutical Partners, Inc.	3,177,655
1,172,408	[1]	Conceptus, Inc.	13,353,727
346,120	[1]	Corcept Therapeutics, Inc.	1,239,110
227,300	[1]	Corcept Therapeutics, Inc.	813,734
834,200	[1]	Cubist Pharmaceuticals, Inc.	28,337,774
470,000	[1]	Dexcom, Inc.	6,664,600
743,363		Dishman Pharmaceuticals & Chemicals Ltd.	1,515,360
1,969,600	[1]	Dyax Corp.	3,230,144
13,905,776	[1,6]	Dynavax Technologies Corp.	38,936,173
87,356	[1]	ePocrates, Inc.	1,436,133
2

Shares			Value
478,300	[1,2]	ExamWorks Group, Inc.	10,465,204
48,200	[1,2]	Fluidigm Corp.	817,472
211,033		Hikma Pharmaceuticals PLC	2,355,959
398,591	[1]	Insulet Corp.	7,836,299
22,167	[1]	LifeWatch AG	101,104
556,000	[1]	Nektar Therapeutics	3,580,640
362,300	[1]	Orthofix International NV	15,299,929
88,000	[1]	Palomar Medical Technologies, Inc.	872,960
1,787,300	[1,6]	Progenics Pharmaceuticals, Inc.	9,758,658
1,000,000	[1,2]	Protalix Biotherapeutics, Inc.	6,440,000
73,355	[1,2]	Regeneron Pharmaceuticals, Inc.	3,892,216
657,500	[1]	Repligen Corp.	2,320,975
273,574	[1]	Sagent Pharmaceuticals, Inc.	7,624,507
710,600	[1,2]	Seattle Genetics, Inc.	12,101,518
306,500	[1]	Strides Arcolab Ltd.	2,589,609
576,945	[1]	Threshold Pharmaceuticals, Inc.	951,959
201,500	[1]	Tianyin Pharmaceutical Co., Inc.	322,400
235,700	[1,3,5]	Valera Pharmaceuticals, Inc.	0
235,700	[1,3,5]	Valera Pharmaceuticals, Inc.	0
1,409,420	[1]	Vical, Inc.	6,779,310
552,200	[1,2]	Vivus, Inc.	4,533,562
1,295,000	[1]	Warner Chilcott PLC	27,220,900
107,000	[1]	Watson Pharmaceuticals, Inc.	7,182,910
1,932,200	[1,2]	YM Biosciences, Inc.	4,540,670
		TOTAL	284,374,729
		Industrials – 17.9%
488,900	[1,2]	Air Lease Corp.	11,943,827
33,926,821	[1]	Aramex PJSC	16,610,767
196,959	[1]	Atlas Air Worldwide Holdings, Inc.	10,318,682
285,600		CLARCOR, Inc.	12,583,536
158,675		Chicago Bridge & Iron Co., NV	6,545,344
256,900	[1]	China Ming Yang Wind Power Group Ltd., ADR	1,335,880
135,600	[1]	CoStar Group, Inc.	7,967,856
2,017,390	[1,6]	Express-1 Expedited Solutions	7,867,821
215,400	[1]	ICF International, Inc.	5,031,744
53,400	[1]	IHS, Inc., Class A	3,935,046
1,652,379	[1,6]	Innovative Solutions and Support, Inc.	8,840,228
100,000		Landstar System, Inc.	4,485,000
351,200	[1]	MOOG, Inc., Class A	14,381,640
193,200		MSC Industrial Direct Co.	11,935,896
733,023		Max India Ltd.	3,020,751
193,076	[1,2]	Old Dominion Freight Lines, Inc.	7,153,466
402,205	[1]	Owens Corning, Inc.	14,310,454
635,000	[1]	Progressive Waste Solutions Ltd.	14,306,550
126,343	[1]	RPX Corp.	3,379,675
3,907,067	[1,2]	Satcon Technology Corp.	7,345,286
249,800	[1]	Teledyne Technologies, Inc.	13,546,654
232,000	[2]	Trinity Industries, Inc.	6,911,280
2,384,400	[1,2]	US Airways Group, Inc.	14,878,656
		TOTAL	208,636,039
3

Shares			Value
		Information Technology – 22.5%
90,852	[1,2]	21Vianet Group, Inc., ADR	1,194,704
425,000	[1]	Amadeus IT Holding SA	8,539,380
193,200	[1,2]	BroadSoft, Inc.	5,643,372
484,500	[1,2]	Camelot Information Systems, Inc., ADR	5,692,875
2,173,800	[1,6]	Cinedigm Digital Cinema Corp.	3,760,674
767,000	[1,3,6]	Cinedigm Digital Cinema Corp.	1,211,860
411,680	[1]	Commvault Systems, Inc.	15,940,250
570,000	[1,2]	Constant Contact, Inc.	10,790,100
355,900	[1,2]	Entropic Communications, Inc.	2,377,412
968,000	[1]	Envestnet, Inc.	13,726,240
405,383	[1]	Fabrinet	6,242,898
389,385	[1]	Fundtech Ltd.	7,359,377
919,400	[1]	Gilat Satellite Networks	4,560,224
476,300	[1,2]	hiSoft Technology International Ltd., ADR	6,606,281
291,561	[1]	InterXion Holding NV	4,329,681
343,000	[1]	Intralinks Holdings, Inc.	5,241,040
257,223	[1,2]	iSoftStone Holdings Ltd., ADR	3,163,843
205,000	[1]	JDA Software Group, Inc.	5,731,800
127,328	[1]	KVH Industries, Inc.	1,218,529
686,200	[1]	Kenexa Corp.	17,546,134
177,000	[1]	LivePerson, Inc.	2,178,870
142,000	[1]	Magnachip Semiconductor Corp.	1,506,620
469,636	[1]	Microsemi Corp.	9,322,275
1,941,900	[1,2,6]	Mindspeed Technologies, Inc.	13,224,339
371,000	[1]	NIC, Inc.	4,737,670
1,155,749	[1]	Nova Measuring Instruments Ltd.	9,870,096
446,600	[1,2]	OCZ Technology Group, Inc.	3,353,966
410,600	[1]	ON Semiconductor Corp.	3,568,114
551,772	[1]	Orbotech Ltd.	6,196,400
339,466	[1]	Parametric Technology Corp.	7,057,498
136,200	[1,2]	Qlik Technologies, Inc.	4,128,222
111,389	[1]	Quepasa Corp.	941,237
477,438	[1]	RADWARE Ltd.	15,827,070
140,361	[1]	RDA Microelectronics, Inc., ADR	1,273,074
372,334	[1]	Riverbed Technology, Inc.	10,659,922
96,600	[1,2]	Rubicon Technology, Inc.	1,421,952
270,800	[1]	SeaChange International, Inc.	2,588,848
251,252	[1,2]	ServiceSource International LLC	4,688,362
180,735	[1]	Spire Corp.	361,470
135,300		Syntel, Inc.	7,437,441
145,300	[1]	TNS, Inc.	2,455,570
300,000	[1]	Take-Two Interactive Software, Inc.	4,047,000
120,000	[1]	Tangoe, Inc.	1,392,000
682,527	[1]	Telecity Group PLC	6,166,939
88,893	[1,2]	VanceInfo Technologies, Inc., ADR	1,798,305
110,769	[1]	Velti Ltd.	1,828,796
60,250	[1]	VistaPrint Ltd.	1,608,675
1,761,800	[1]	WebMediaBrands, Inc.	2,043,688
12,100	[1,2]	Zillow, Inc.	389,862
		TOTAL	262,950,955
4

Shares			Value
		Materials – 1.7%
138,711		Eastman Chemical Co.	13,398,095
3,600,441	[1]	Greatview Aseptic Packaging Company Ltd.	1,893,962
2,363,800		Huabao International Holdings Ltd.	2,002,257
204,500	[1,2]	STR Holdings, Inc.	2,813,920
		TOTAL	20,108,234
		Telecommunication Services – 0.7%
417,456	[1]	TW Telecom, Inc.	8,244,756
		Utilities – 0.4%
59,915		ITC Holdings Corp.	4,209,628
		TOTAL COMMON STOCKS (IDENTIFIED COST $973,062,585)	1,174,137,212
		WARRANTS – 0.2%
		Consumer Discretionary – 0.0%
160,372	[1]	Point Therapeutics, Inc., Warrants	1
		Energy – 0.1%
966,936	[1]	Syntroleum Corp., Warrants	465,773
		Financials – 0.0%
138,889	[1]	China Housing & Land Development, Inc., Warrants	646
		Health Care – 0.1%
224,540	[1,3,5]	Adaltis, Inc., Warrants	0
131,950	[1]	Anadys Pharmaceuticals, Inc., Warrants	73,264
20,850	[1]	Clinical Data, Inc., Warrants	0
121,142	[1]	Corcept Therapeutics, Inc., Warrants	233,380
144,960	[1]	Cortex Pharmaceuticals, Inc., Warrants	6
446,014	[1,6]	Dynavax Technologies Corp., Warrants	746,851
201,055	[1]	Medicure, Inc., Warrants	0
257,688	[1]	Threshold Pharmaceuticals, Inc., Warrants	210,299
		TOTAL	1,263,800
		TOTAL WARRANTS (IDENTIFIED COST $175,031)	1,730,220
		MUTUAL FUND – 12.5%
145,698,491	[6,7,8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	145,698,491
		TOTAL INVESTMENTS — 113.3% (IDENTIFIED COST $1,118,936,107)[9]	1,321,565,923
		OTHER ASSETS AND LIABILITIES - NET — (13.3)%[10]	(154,823,715)
		TOTAL NET ASSETS — 100%	$1,166,742,208

5

At July 31, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/1/2011	147,843 Brazilian Real	$94,138	$1,193
8/2/2011	92,788 Brazilian Real	$59,694	$137
8/2/2011	115,594 Brazilian Real	$74,365	$170
Contracts Sold:
8/1/2011	426,790 Brazilian Real	$271,754	$(3,443)
8/1/2011	12,261 Brazilian Real	$7,807	$(99)
8/1/2011	200,153 Brazilian Real	$127,446	$(1,615)
8/1/2011	93,369 Brazilian Real	$59,452	$(753)
8/1/2011	55,177 Brazilian Real	$35,133	$(445)
8/1/2011	248,572 Brazilian Real	$158,275	$(2,006)
8/2/2011	70,859 Brazilian Real	$45,586	$(104)
8/2/2011	1,323,444 Brazilian Real	$851,418	$(1,949)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(8,914)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$137,812,653	$145,698,491
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2011, these restricted securities amounted to $30,337, which represented 0.0% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2011, these liquid restricted securities amounted to $30,337, which represented 0.0% of total net assets.
6	Affiliated holding.

Transactions involving affiliated companies during the period ended July 31, 2011, were as follows:

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2011	Value
Catalyst Pharmaceutical Partners, Inc.	1,832,350	289,650	71,900	2,050,100	$3,177,655
Cinedigm Digital Cinema Corp.	2,103,508	913,492	76,200	2,940,800	$4,972,534
Dynavax Technologies Corp.	13,520,000	785,776	400,000	13,905,776	$38,936,173
Dynavax Technologies Corp., Warrants	446,014	—	—	446,014	$746,851
Express-1 Expedited Solutions	3,009,300	402,967	1,394,877	2,017,390	$7,867,821
Innovative Solutions and Support, Inc.	1,674,000	3,223	24,844	1,652,379	$8,840,228
Mindspeed Technologies, Inc.	2,010,000	—	68,100	1,941,900	$13,224,339
Progenics Pharmaceuticals, Inc.	814,055	1,035,945	62,700	1,787,300	$9,758,658
TOTAL OF AFFILIATED COMPANIES	25,409,227	3,431,053	2,098,621	26,741,659	$87,524,259

7	7-Day net yield.
8	All or a portion of this security is held as collateral for securities lending.
9	At July 31, 2011, the cost of investments for federal tax purposes was $1,120,741,973. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $200,823,950. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $315,719,841 and net unrealized depreciation from investments for those securities having an excess of cost over value of $114,895,891.

6

10	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

7

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$720,854,070	$ —	$1,211,860	$722,065,930
International	353,567,147	95,016,076	3,488,059[1]	452,071,282
Warrants	—	1,730,220	—	1,730,220
Mutual Fund	145,698,491	—	—	145,698,491
TOTAL SECURITIES	$1,220,119,708	$96,746,296	$4,699,919	$1,321,565,923
OTHER FINANCIAL INSTRUMENTS[2]	$(8,914)	$ —	$ —	$(8,914)
1	Includes $3,276,000 of a security transferred from Level 1 to Level 3 because the security ceased trading during the period and fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Equity Securities
Balance as of November 1, 2010	$0
Change in unrealized appreciation/depreciation	(818,194)
Realized gain (loss)	(453,117)
Purchases	3,263,385
(Sales)	(568,155)
Transfers into Level 3[1]	3,276,000
Balance as of July 31, 2011	$4,699,919
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2011.	$(818,194)
1	Transferred from Level 1 to Level 3 because the security ceased trading during the period and fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

8

Federated Mid Cap Growth Strategies Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 99.7%
		Consumer Discretionary – 21.7%
36,300		Abercrombie & Fitch Co., Class A	2,654,256
100,184	[1]	Ascena Retail Group, Inc.	3,237,947
51,200	[2]	Bed Bath & Beyond, Inc.	2,994,688
4,700	[2]	Chipotle Mexican Grill, Inc.	1,525,526
96,800	[2]	Clear Channel Outdoor Holdings, Inc., Class A	1,137,400
40,900		Coach, Inc.	2,640,504
190,800		D. R. Horton, Inc.	2,266,704
29,300	[2]	Deckers Outdoor Corp.	2,908,025
88,700	[1,2]	Focus Media Holding Ltd., ADR	2,917,343
22,700	[2]	Fossil, Inc.	2,852,709
1,789,000	[2]	Galaxy Entertainment Group Ltd.	4,658,425
35,700	[2]	Liberty Media Holding Corp.	2,849,217
516,400	[2]	Melco PBL Entertainment (Macau) Ltd., ADR	7,813,132
7,100	[2]	NetFlix, Inc.	1,888,529
92,000		Nordstrom, Inc.	4,614,720
1,009,747		PDG Realty SA	5,338,960
23,400	[2]	Panera Bread Co.	2,698,254
6,200	[2]	Priceline.com, Inc.	3,333,430
32,700		Ross Stores, Inc.	2,477,679
196,800	[2]	Sally Beauty Holdings, Inc.	3,384,960
51,200	[2]	TRW Automotive Holdings Corp.	2,584,064
40,000	[2]	Tempur-Pedic International, Inc.	2,880,400
51,900		Tupperware Brands Corp.	3,243,231
		TOTAL	72,900,103
		Consumer Staples – 7.0%
36,500		Bunge Ltd.	2,511,565
76,000		Church and Dwight, Inc.	3,065,840
119,500	[1]	ConAgra Foods, Inc.	3,060,395
72,900		Corn Products International, Inc.	3,709,881
30,700		Estee Lauder Cos., Inc., Class A	3,220,737
43,100	[2]	Hansen Natural Corp.	3,302,322
83,600		Herbalife Ltd.	4,658,192
		TOTAL	23,528,932
		Energy – 11.0%
72,510	[2]	C&J Energy Services, Inc.	2,211,555
70,400	[2]	Cameron International Corp.	3,938,176
87,100	[2]	Complete Production Services, Inc.	3,386,448
60,400	[2]	Dresser-Rand Group, Inc.	3,226,568
77,900	[2]	FMC Technologies, Inc.	3,552,240
45,200		National-Oilwell, Inc.	3,641,764
231,700		Paramount Resources Ltd.	8,123,868
59,700		Peabody Energy Corp.	3,430,959
28,900		Transocean Ltd.	1,779,084
90,400	[1]	Yanzhou Coal Mining Co. Ltd., Class H, ADR	3,462,320
		TOTAL	36,752,982
		Financials – 4.0%
90,400	[2]	CB Richard Ellis Services, Inc.	1,970,720
1

Shares			Value
67,000		Capital One Financial Corp.	3,202,600
61,000		Delphi Financial Group, Inc., Class A	1,642,120
74,100		Discover Financial Services	1,897,701
79,500	[2]	Ezcorp, Inc., Class A	2,645,760
25,000		Jones Lang LaSalle, Inc.	2,128,000
		TOTAL	13,486,901
		Health Care – 14.8%
65,000	[2]	Agilent Technologies, Inc.	2,740,400
32,500	[2]	Alexion Pharmaceuticals, Inc.	1,846,000
24,900		Allergan, Inc.	2,024,619
50,200	[2]	Amerigroup Corp.	2,761,000
149,400	[2]	Ariad Pharmaceutiacals, Inc.	1,776,366
77,100	[2]	Arthrocare Corp.	2,548,155
115,500	[2]	Centene Corp.	3,789,555
28,800	[2]	DaVita, Inc.	2,405,952
46,700	[2]	Dendreon Corp.	1,723,230
60,200	[2]	Express Scripts, Inc., Class A	3,266,452
44,300		Humana, Inc.	3,303,894
21,400	[2]	Illumina, Inc.	1,336,430
21,600	[2]	Laboratory Corp. of America Holdings	1,960,416
88,100	[2]	Mylan Laboratories, Inc.	2,006,918
53,800	[2]	Pharmasset, Inc.	6,530,244
144,600	[2]	Seattle Genetics, Inc.	2,462,538
256,100	[2]	Universal American Financial Corp.	2,435,511
39,500	[2]	Valeant Pharmaceuticals International, Inc.	2,173,685
37,900	[2]	Watson Pharmaceuticals, Inc.	2,544,227
		TOTAL	49,635,592
		Industrials – 12.7%
70,500		AMETEK, Inc.	2,996,250
84,700		Avery Dennison Corp.	2,672,285
84,100	[2]	BE Aerospace, Inc.	3,347,180
75,400		Crane Co.	3,492,528
29,300		Cummins, Inc.	3,072,984
90,000		Curtiss Wright Corp.	2,876,400
60,200		Eaton Corp.	2,886,590
70,400	[2]	FTI Consulting, Inc.	2,554,816
34,900		Gardner Denver, Inc.	2,976,621
58,800	[2]	Genesee & Wyoming, Inc., Class A	3,236,352
31,500		Graco, Inc.	1,383,795
34,800	[2]	IHS, Inc., Class A	2,564,412
58,000		Pall Corp.	2,875,640
38,300		Parker-Hannifin Corp.	3,026,466
56,200	[2]	Thomas & Betts Corp.	2,741,436
		TOTAL	42,703,755
		Information Technology – 20.5%
31,342	[2]	Acme Packet, Inc.	1,846,671
85,700		Altera Corp.	3,503,416
59,000		Analog Devices, Inc.	2,029,600
6,900	[2]	Apple, Inc.	2,694,312
74,200	[2]	BMC Software, Inc.	3,206,924
27,000	[1,2]	Baidu.com, Inc., ADR	4,240,890
2

Shares			Value
34,100	[2]	Citrix Systems, Inc.	2,456,564
35,500	[2]	Cognizant Technology Solutions Corp.	2,480,385
13,800	[2]	F5 Networks, Inc.	1,290,024
55,400	[2]	Intuit, Inc.	2,587,180
64,900	[2]	MICROS Systems Corp.	3,178,153
55,900	[2]	MKS Instruments, Inc.	1,394,705
196,300	[2]	Marvell Technology Group Ltd.	2,909,166
79,700	[2]	NetApp, Inc.	3,787,344
93,200	[2]	Omnivision Technologies, Inc.	2,725,168
60,700	[2]	Riverbed Technology, Inc.	1,737,841
37,400	[1,2]	SINA.com	4,042,566
12,000	[2]	Salesforce.com, Inc.	1,736,520
37,200	[1,2]	Sohu.com, Inc.	3,351,720
198,800	[2]	Symantec Corp.	3,789,128
237,600	[1,2]	Teradyne, Inc.	3,205,224
27,100	[2]	VMware, Inc., Class A	2,719,214
59,500	[1,2]	Veeco Instruments, Inc.	2,367,505
102,700	[2]	Verifone Systems, Inc.	4,043,299
50,400		Xilinx, Inc.	1,617,840
		TOTAL	68,941,359
		Materials – 7.3%
33,600		Agrium, Inc.	2,935,968
45,600		Albemarle Corp.	3,036,048
26,200		CF Industries Holdings, Inc.	4,069,384
24,700		Eastman Chemical Co.	2,385,773
55,900	[2]	Intrepid Potash, Inc.	1,858,675
13,710	[2]	Molycorp, Inc.	872,367
55,179	[2]	Mosaic Co./The	3,902,259
56,900		Silgan Holdings, Inc.	2,206,582
209,500	[2]	Stillwater Mining Co.	3,205,350
		TOTAL	24,472,406
		Telecommunication Services – 0.7%
583,000	[2]	Sprint Nextel Corp.	2,466,090
		TOTAL COMMON STOCKS (IDENTIFIED COST $288,182,338)	334,888,120
		MUTUAL FUND – 6.1%
$20,419,225	[3,4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	20,419,225
		TOTAL INVESTMENTS — 105.8% (IDENTIFIED COST $308,601,563)[6]	355,307,345
		OTHER ASSETS AND LIABILITIES - NET — (5.8)%[7]	(19,587,061)
		TOTAL NET ASSETS — 100%	$335,720,284
1	Certain or all shares are temporarily on loan to unaffiliated broker/dealers.
2	Non-income producing security.
3	Affiliated holding.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6	At July 31, 2011, the cost of investments for federal tax purposes was $308,601,563. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $46,705,782. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,327,877 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,622,095.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

3

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities. Including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

4

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$279,834,521	$ —	$ —	$279,834,521
International	50,395,174	4,658,425	—	55,053,599
Mutual Fund	20,419,225	—	—	20,419,225
TOTAL SECURITIES	$350,648,920	$4,658,425	$ —	$355,307,345

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt
5

Federated Market Opportunity Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
		COMMON STOCKS – 50.2%
		Aerospace & Defense – 0.5%
70,000		Cubic Corp.	$3,397,800
		Biotechnology – 1.1%
155,000	[1]	Gilead Sciences, Inc.	6,565,800
		Capital Markets – 2.0%
23,500		BlackRock, Inc.	4,193,810
67,500		Franklin Resources, Inc.	8,569,800
		TOTAL	12,763,610
		Chemicals – 5.2%
158,000		Albemarle Corp.	10,519,640
950,000		Asahi Kasei Corp.	6,717,078
85,000		Praxair, Inc.	8,809,400
1,900,000		Ube Industries, Ltd.	6,457,200
		TOTAL	32,503,318
		Commercial Banks – 0.5%
54,000		PNC Financial Services Group	2,931,660
		Communications Equipment – 1.0%
113,000		Qualcomm, Inc.	6,190,140
		Construction & Engineering – 1.0%
500,000		Chiyoda Corp.	6,395,481
		Containers & Packaging – 1.0%
107,000		Greif, Inc., Class A	6,532,350
		Distributors – 0.8%
213,000	[1]	LKQ Corp.	5,233,410
		Diversified Telecommunication Services – 1.3%
2,400,000		Telstra Corp. Ltd.	7,878,755
		Electrical Equipment – 1.1%
115,500		Regal Beloit Corp.	7,002,765
		Electronic Equipment Instruments & Components – 3.1%
30,500	[1]	Apple, Inc.	11,909,640
120,000		Ibiden Co. Ltd.	3,655,570
13,000		Keyence Corp.	3,671,315
		TOTAL	19,236,525
		Energy Equipment & Services – 2.2%
40,000		National-Oilwell, Inc.	3,222,800
138,000	[1]	Oceaneering International, Inc.	5,961,600
116,000	[1]	Superior Energy Services, Inc.	4,812,840
		TOTAL	13,997,240
		Food & Staples Retailing – 1.9%
87,000	[1]	BJ's Wholesale Club, Inc.	4,380,450
200,000		CVS Caremark Corp.	7,270,000
		TOTAL	11,650,450
		Gas Utilities – 0.7%
900,000		Tokyo Gas Co. Ltd.	4,293,467
1

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
		Health Care Equipment & Supplies – 1.1%
79,000		Becton, Dickinson & Co.	6,605,190
		Health Care Providers & Services – 2.7%
204,000	[1]	Medco Health Solutions, Inc.	12,827,520
79,000		Quest Diagnostics, Inc.	4,266,790
		TOTAL	17,094,310
		Internet Software & Services – 0.6%
316,000	[1]	NIC, Inc.	4,035,320
		IT Services – 2.3%
182,000	[1]	Amdocs Ltd.	5,738,460
300,000	[1]	Booz Allen Hamilton Holding Corp.	5,457,000
138,000	[1]	Cardtronics, Inc.	3,171,240
		TOTAL	14,366,700
		Leisure Equipment & Products – 1.9%
120,000		Sankyo Co. Ltd.	6,400,389
250,000		Sega Sammy Holdings, Inc.	5,373,891
		TOTAL	11,774,280
		Life Sciences Tools & Services – 0.8%
165,000		Pharmaceutical Product Development, Inc.	4,756,950
		Metals & Mining – 2.0%
5,000	[1]	Allied Nevada Gold Corp.	191,951
150,000	[1]	Ampella Mining Ltd.	396,503
450,000	[1]	Centamin Egypt Ltd.	1,012,612
4,000	[1]	Detour Gold Corp.	125,721
140,000	[1]	Fortuna Silver Mines, Inc.	805,903
120,000	[1]	Grayd Resource Corp.	213,512
17,500		IAMGOLD Corp.	350,201
20,000	[1]	Imperial Metals Corp.	486,682
200,000	[1]	Mansfield Minerals, Inc.	341,201
350,000	[1]	Minera Andes, Inc.	846,198
50,000	[1]	Mountain Province Diamonds, Inc.	280,496
900,000		Nippon Steel Corp.	3,035,735
90,000	[1]	Osisko Mining Corp.	1,334,764
250,000	[1]	Perseus Mining Ltd.	849,361
170,000	[1]	Rockgate Capital Corp.	282,903
17,000		Royal Gold, Inc.	1,089,700
80,000		Yamana Gold, Inc.	1,038,400
		TOTAL	12,681,843
		Multiline Retail – 2.3%
244,000	[1]	Big Lots, Inc.	8,498,520
107,000		Family Dollar Stores, Inc.	5,682,770
		TOTAL	14,181,290
		Multi-Utilities – 2.2%
255,000		CMS Energy Corp.	4,880,700
910,000		National Grid PLC	8,926,689
		TOTAL	13,807,389
		Oil Gas & Consumable Fuels – 2.7%
34,000	[1]	Bankers Petroleum Ltd.	213,512
40,000		Exxon Mobil Corp.	3,191,600
2

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
140,000		Tesoro Petroleum Corp.	3,400,600
115,000		Total SA	6,198,511
150,000		Valero Energy Corp.	3,768,000
		TOTAL	16,772,223
		Pharmaceuticals – 2.0%
100,000		AstraZeneca PLC	4,858,836
115,000	[1]	Watson Pharmaceuticals, Inc.	7,719,950
		TOTAL	12,578,786
		Road & Rail – 1.1%
65,000		Union Pacific Corp.	6,661,200
		Software – 1.0%
320,000	[1]	Symantec Corp.	6,099,200
		Specialty Retail – 3.2%
240,000		Chicos Fas, Inc.	3,621,600
66,000		Ross Stores, Inc.	5,000,820
208,000		TJX Cos., Inc.	11,502,400
		TOTAL	20,124,820
		Wireless Telecommunication Services – 0.9%
2,900		NTT DoCoMo, Inc.	5,326,256
		TOTAL COMMON STOCKS (IDENTIFIED COST $288,444,891)	313,438,528
		U.S. TREASURY – 12.8%
$80,000,000	[2,3]	United States Treasury Bill, 0.030%, 8/18/2011 (IDENTIFIED COST $79,998,838)	79,993,008
		INVESTMENT FUND – 8.0%
461,407		GML Agricultural Commodity Finance Fund LLC (IDENTIFIED COST $46,140,744)	49,723,757
		BULLION – 5.6%
21,606		Gold (IDENTIFIED COST $29,561,751)	35,123,214
		PURCHASED PUT OPTIONS – 1.6%
		Diversified Financial Services – 0.6%
10,000		IShares Russell 2000 Index Fund, Strike Price $75, Expiration Date 12/17/2011	3,535,000
		Index – 1.0%
10,000		iShares MSCI EAFE Index Fund, 12/17/2011, Options Contract	2,270,000
8,000		SPDR S&P 500 Put Option, Strike Price $120, Expiration Date 12/17/2011	3,044,000
9,000		SPDR S&P 500 Put Option, Strike Price $121, Expiration Date 9/30/2011	1,341,000
		TOTAL	6,655,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $11,273,650)	10,190,000
		EXCHANGE-TRADED FUND – 0.9%
170,000	[1]	PowerShares DB Agriculture Fund (IDENTIFIED COST $4,024,105)	5,482,500
3

Shares, Principal Amount or Troy Ounces			Value In U.S. Dollars
		MUTUAL FUNDS – 20.2%
140,000		Central Fund of Canada Ltd.	3,337,600
123,106,064	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	123,106,064
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $124,644,174)	126,443,664
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $584,088,153)[6]	620,394,671
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[7]	4,549,999
		TOTAL NET ASSETS — 100%	$624,944,670

At July 31, 2011, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P 500 Index Short Futures	800	$257,680,000	September 2011	$(219,160)

At July 31, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Sold:
8/19/2011	8,100,000AUD	$8,599,608	$8,874,611	$(275,003)
9/8/2011	9,700,000GBP	$15,508,554	$15,915,389	$(406,835)
9/28/2011	3,739,222,150JPY	$46,414,793	$48,606,770	$(2,191,977)
10/21/2011	5,000,000EUR	$7,023,700	$7,169,761	$(146,061)
10/21/2011	6,800,000CAD	$7,071,327	$7,103,639	$(32,312)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(3,052,188)

Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Discount rate at the time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	At July 31, 2011, the cost of investments for federal tax purposes was $584,085,581. The net unrealized appreciation from investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and futures contracts was $36,309,090. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,942,901 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,633,811.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's
4

  financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$219,740,975	$ —	$ —	$219,740,975
International	13,262,516	80,435,037	—	93,697,553
Debt Securities:
U.S. Treasury	—	79,993,008	—	79,993,008
Investment Fund	49,723,757	—	—	49,723,757
Bullion	35,123,214	—	—	35,123,214
Purchased Put Options	10,190,000	—	—	10,190,000
Exchange-Traded Fund	5,482,500	—	—	5,482,500
Mutual Funds	126,443,664	—	—	126,443,664
TOTAL SECURITIES	$459,966,626	$160,428,045	—	$620,394,671
OTHER FINANCIAL INSTRUMENTS*	$(219,160)	$(3,052,188)	$ —	$(3,271,348)
*	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

AUD	— Australian Dollar
CAD	— Canadian Dollars
EUR	— Euro
GBP	— Great Britain Pound
JPY	— Japanese Yen
SPDR	— Standard & Poor's Depository Receipts

6

Federated Strategic Value Dividend Fund

Portfolio of Investments

July 31, 2011 (unaudited)

Shares		Value
	COMMON STOCKS – 98.8%
	Consumer Discretionary – 1.8%
664,625	McDonald's Corp.	57,476,770
	Consumer Staples – 23.5%
3,272,085	Altria Group, Inc.	86,055,836
1,152,800	Avon Products, Inc.	30,237,944
846,300	General Mills, Inc.	31,609,305
1,665,570	H.J. Heinz Co.	87,675,605
487,000	Kellogg Co.	27,164,860
1,536,725	Kimberly-Clark Corp.	100,440,346
624,400	Lorillard, Inc.	66,323,768
885,485	Philip Morris International, Inc.	63,019,967
1,141,170	Procter & Gamble Co.	70,170,543
1,836,062	Reynolds American, Inc.	64,629,382
413,175	The Coca-Cola Co.	28,100,032
3,242,802	Unilever PLC	103,612,037
	TOTAL	759,039,625
	Energy – 10.9%
268,680	Chevron Corp.	27,948,094
1,162,555	ConocoPhillips	83,692,334
3,342,425	Royal Dutch Shell PLC, Class B	122,062,158
2,230,340	Total S.A.	120,215,023
	TOTAL	353,917,609
	Financials – 3.3%
951,000	Cincinnati Financial Corp.	25,990,830
565,000	CommonWealth REIT	13,345,300
847,200	National Retail Properties, Inc.	21,256,248
2,513,200	New York Community Bancorp, Inc.	34,003,596
326,200	Realty Income Corp.	10,588,452
	TOTAL	105,184,426
	Health Care – 20.5%
2,214,000	Abbott Laboratories	113,622,480
2,200,000	AstraZeneca PLC	106,894,920
4,079,315	Bristol-Myers Squibb Co.	116,913,168
2,971,815	Eli Lilly & Co.	113,820,514
4,760,473	GlaxoSmithKline PLC	106,226,834
1,644,315	Johnson & Johnson	106,535,169
	TOTAL	664,013,085
	Telecommunication Services – 20.9%
4,307,145	AT&T, Inc.	126,027,063
1,900,910	BCE, Inc.	72,538,781
2,486,330	CenturyLink, Inc.	92,267,706
3,620,198	Telefonica SA	80,766,532
3,731,955	Verizon Communications, Inc.	131,700,692
42,076,874	Vodafone Group PLC	118,571,767
4,486,785	Windstream Corp.	54,783,645
	TOTAL	676,656,186
1

Shares			Value
		Utilities – 17.9%
521,500		Consolidated Edison Co.	27,430,900
466,895		Dominion Resources, Inc.	22,621,063
5,200,600		Duke Energy Corp.	96,731,160
10,371,000		National Grid PLC	101,735,309
2,815,000		PPL Corp.	78,538,500
2,700,000		Pepco Holdings, Inc.	50,436,000
219,900		Pinnacle West Capital Corp.	9,312,765
1,274,675		Progress Energy, Inc.	59,578,309
790,040		SCANA Corp.	30,961,668
2,573,528		Southern Co.	101,757,297
		TOTAL	579,102,971
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,962,217,599)	3,195,390,672
		MUTUAL FUND – 0.9%
$30,882,650	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	30,882,650
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $2,993,100,249)[3]	3,226,273,322
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[4]	8,465,512
		TOTAL NET ASSETS — 100%	$3,234,738,834
1	Affiliated holding.
2	7-Day net yield.
3	At July 31, 2011, the cost of investments for federal tax purposes was $2,993,100,249. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $233,173,073. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $270,175,176 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,002,103.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

2

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$2,262,767,311	$ —	$ —	$2,262,767,311
International	72,538,781	860,084,580	—	932,623,361
Mutual Fund	30,882,650	—	—	30,882,650
TOTAL SECURITIES	$2,366,188,742	$860,084,580	$ —	$3,226,273,322

The following acronym is used throughout this portfolio:

REIT — Real Estate Investment Trust

3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 21, 2011